Operating Lease Liabilities (Details) - Schedule of analyzed for reporting purposes - USD ($)	Jun. 30, 2021	Jun. 30, 2020
Schedule of analyzed for reporting purposes [Abstract]
Long-term portion of operating lease liabilities	$ 2,147,252	$ 3,117,124
Current maturities of operating lease liabilities	87,103	199,011
Total	$ 2,234,355	$ 3,316,135